CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Dayrate revenue	$ 642.0	$ 358.7	$ 205.8
Related party revenue	129.6	85.1	39.5
Revenue	771.6	443.8	245.3
Gain on disposals	0.6	4.2	1.2
Operating expenses
Rig operating and maintenance expenses	(359.3)	(264.9)	(180.5)
Depreciation of non-current assets	(117.4)	(116.5)	(119.6)
Impairment of non-current assets	0.0	(131.7)	0.0
General and administrative expenses	(45.1)	(36.8)	(34.7)
Total operating expenses	(521.8)	(549.9)	(334.8)
Operating income / (loss)	250.4	(101.9)	(88.3)
Other non-operating income	0.0	2.0	3.6
Income from equity method investments	4.9	1.2	16.1
Financial income (expenses), net
Interest income	4.9	5.4	0.0
Interest expense	(177.2)	(139.2)	(99.4)
Other financial expenses, net	(26.9)	(41.9)	(15.3)
Total financial expenses, net	(199.2)	(175.7)	(114.7)
Income / (loss) before income taxes	56.1	(274.4)	(183.3)
Income tax expense	(34.0)	(18.4)	(9.7)
Net income / (loss) attributable to stockholders of Borr Drilling Limited	$ 22.1	$ (292.8)	$ (193.0)
Income / (loss) per share
Basic loss per share (in dollars per share)	$ 0.09	$ (1.64)	$ (1.43)
Diluted loss per share (in dollars per share)	$ 0.09	$ (1.64)	$ (1.43)
Weighted average shares outstanding, basic (in shares)	244,270,405	178,404,637	134,726,336
Weighted average shares outstanding, diluted (in shares)	248,150,614	178,404,637	134,726,336